Supplemental Balance Sheet Information - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,361	$ 5,507
Less: Accumulated depreciation	(2,529)	(1,684)
Property and equipment, net	4,832	3,823
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,587	4,580
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	198	172
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	125	125
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	467	384
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	246	246
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 738	$ 0